Performance Management - VanEck MSCI EM Analyst Sentiment ETF	Mar. 20, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com